Note 10 - Noncontrolling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]

NOTE 10 - NONCONTROLLING INTEREST

The original owners of Powerhouse One continue to own approximately 11% of the membership interest of the limited liability company. The noncontrolling interests of equity investors in Powerhouse One is reported on the consolidated balance sheet and statement of operations as "Noncontrolling interest in subsidiary" ("noncontrolling interest") and reflects their respective interests in the equity and the income or loss of the limited liability company.

The following table sets forth the activity in the noncontrolling interest equity account during 2015:

Balance December 31, 2014	$832,711
Earnings allocated to noncontrolling interest	6,483
Balance March 31, 2015	$839,194

NOTE 10 - NONCONTROLLING INTEREST

The original owners of Powerhouse One continue to own approximately 11% of the membership interest of the limited liability company. The noncontrolling interests of equity investors in Powerhouse One is reported on the consolidated balance sheet and statement of operations as "Noncontrolling interest in subsidiary" ("noncontrolling interest") and reflects their respective interests in the equity and the income or loss of the limited liability company.

The following table sets forth the activity in the noncontrolling interest equity account during 2014:

Balance December 31, 2012	$-
Noncontrolling interest at acquisition	766,827
Earnings allocated to noncontrolling interest	19,976
Balance December 31, 2013	786,803
Earning allocated to noncontrolling interest	45,908
Balance December 31, 2014	$832,711